Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliations of Statutory U.S. Federal Income Tax Rates to Our Effective Tax Rate for Continuing Operations

Reconciliations of the statutory U.S. federal income tax rates to our effective tax rate for continuing operations follow:

	Years Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
State tax, net of federal benefit	0.1	.8	1.6
Non-deductible goodwill	—	—	4.7
Other, net	(0.5)	(.5)	(.7)

Effective tax rate	34.6%	35.3%	40.6%

Components of Provision for Income Tax Expense (Benefit)

Income tax expense consists of:

	December 31,
(Dollars in millions)	2012	2011	2010
Continuing operations current provision/(benefit):
Federal	$474	$436	$248
State	27	38	36
Foreign	—	—	—

Total continuing operations current provision/(benefit)	501	474	284
Continuing operations deferred provision/(benefit):
Federal	23	(121)	225
State	(26)	(25)	(9)
Foreign	—	—	—

Total continuing operations deferred provision/(benefit)	(3)	(146)	216

Continuing operations provision for income tax expense/(benefit)	498	328	500

Discontinued operations current provision/(benefit):
Federal	$1	$(49)	$34
State	—	(5)	8
Foreign	—	—	—

Total discontinued operations current provision/(benefit)	1	(54)	42
Discontinued operations deferred provision/(benefit):
Federal	(2)	68	(67)
State	—	6	(6)
Foreign	—	—	—

Total discontinued operations deferred provision/(benefit)	(2)	74	(73)

Discontinued operations provision for income tax expense/(benefit)	(1)	20	(31)

Provision for income tax expense/(benefit)	$497	$348	$469

Schedule of Deferred Tax Assets and Liabilities

The tax effect of temporary differences that give rise to deferred tax assets and liabilities include the following:

	December 31,
(Dollars in millions)	2012	2011
Deferred tax assets:
Loan reserves	$940	$959
Market value adjustments on student loans, investments and derivatives	671	595
Stock-based compensation plans	77	78
Deferred revenue	60	62
Operating loss and credit carryovers	38	49
Accrued expenses not currently deductible	34	51
Other	4	48

Total deferred tax assets	1,824	1,842

Deferred tax liabilities:
Gains/(losses) on repurchased debt	306	297
Other	65	74

Total deferred tax liabilities	371	371

Net deferred tax assets	$1,453	$1,471

Summary of Changes in Unrecognized Tax Benefits

The following table summarizes changes in unrecognized tax benefits:

	December 31,
(Dollars in millions)	2012	2011	2010
Unrecognized tax benefits at beginning of year	$45.9	$41.7	$104.4
Increases resulting from tax positions taken during a prior period	20.0	20.5	13.1
Decreases resulting from tax positions taken during a prior period	(18.0)	(2.1)	(47.5)
Increases/(decreases) resulting from tax positions taken during the current period	11.3	(9.1)	(2.5)
Decreases related to settlements with taxing authorities	(14.7)	—	(87.6)
Increases related to settlements with taxing authorities	—	0.4	69.1
Reductions related to the lapse of statute of limitations	(3.3)	(5.5)	(7.3)

Unrecognized tax benefits at end of year	$41.2	$45.9	$41.7